WARRANT LIABILITIES - Narrative (Details)	6 Months Ended
Jun. 30, 2026 shares
Sponsor Warrants | LCA Acquisition sponsor LP
Warrant liabilities
Number of warrants issued	5,486,784
Public Warrant | Public shareholders
Warrant liabilities
Number of warrants issued	9,550,246